SCHEDULE OF OPERATING LEASE COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease cost	$ 395	$ 360	$ 781
Short term lease costs		2	18
Total lease costs	$ 395	$ 362	$ 799